Condensed Statements of Changes in Shareholders’ (Deficit) Equity - USD ($)	Class A Ordinary Shares	Class B Ordinary Shares	Additional Paid-in Capital	Accumulated Deficit	Total
Balance at Aug. 13, 2020
Issuance of Class B ordinary shares to Sponsor		$ 288	24,712		25,000
Issuance of Class B ordinary shares to Sponsor (in Shares)		2,875,000
Net loss				(5,000)	(5,000)
Balance at Sep. 30, 2020		$ 288	24,712	(5,000)	20,000
Balance (in Shares) at Sep. 30, 2020		2,875,000
Balance at Aug. 13, 2020
Issuance of Class B ordinary shares to Sponsor		$ 288	24,712		25,000
Issuance of Class B ordinary shares to Sponsor (in Shares)		2,875,000
Sale of 430,000 Private Placement Shares	$ 43		4,299,957		4,300,000
Sale of 430,000 Private Placement Shares (in Shares)	430,000
Accretion of Class A ordinary shares to redemption amount			(4,324,669)	(2,425,776)	(6,750,445)
Net loss				(90,838)	(90,838)
Balance at Dec. 31, 2020	$ 43	$ 288		(2,516,614)	(2,516,283)
Balance (in Shares) at Dec. 31, 2020	430,000	2,875,000
Net loss				(76,291)	(76,291)
Balance at Mar. 31, 2021	$ 43	$ 288		(2,592,905)	(2,592,574)
Balance (in Shares) at Mar. 31, 2021	430,000	2,875,000
Net loss				(152,333)	(152,333)
Balance at Jun. 30, 2021	$ 43	$ 288		(2,745,238)	(2,744,907)
Balance (in Shares) at Jun. 30, 2021	430,000	2,875,000
Net loss				(2,092,025)	(2,092,025)
Balance at Sep. 30, 2021	$ 43	$ 288		$ (4,837,263)	$ (4,836,932)
Balance (in Shares) at Sep. 30, 2021	430,000	2,875,000